Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Information Pertaining to Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN’s Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2018	2017
First Tennessee Bank National Association:
Senior capital notes (a)
Maturity date – December 1, 2019 – 2.95%	$395,872	$396,105
Other collateralized borrowings – Maturity date – December 22, 2037
3.09% on December 31, 2018 and 1.89% on December 31, 2017 (b)	76,642	65,356
Other collateralized borrowings - SBA loans (c)	16,607	7,416
Federal Home Loan Bank borrowings
Maturity date – August 2, 2018 – 0.00%	—	100
First Horizon National Corporation:
Senior capital notes (a)
Maturity date – December 15, 2020 – 3.50%	486,739	486,513
Junior subordinated debentures (d)
Maturity date - July 31, 2031 - 4.96% on December 31, 2017 (e)	—	4,124
Maturity date - July 31, 2031 - 4.96% on December 31, 2017 (e)	—	5,155
Maturity date - December 30, 2032 - 5.04% on December 31, 2017 (e)	—	5,155
Maturity date - June 26, 2033 - 4.77% on December 31, 2017 (e)	—	10,310
Maturity date - October 8, 2033 - 4.21% on December 31, 2017 (e)	—	10,310
Maturity date - February 8, 2034 - 4.23% on December 31, 2017 (e)	—	10,310
Maturity date - June 28, 2035 - 4.47% on December 31, 2018 and 3.27% on December 31, 2017	2,730	2,708
Maturity date - December 15, 2035 - 4.16% on December 31, 2018 and 2.96% on December 31, 2017	17,456	17,270
Maturity date - March 15, 2036 - 4.19% on December 31, 2018 and 2.99% on December 31, 2017	8,757	8,667
Maturity date - March 15, 2036 - 4.33% on December 31, 2018 and 3.13% on December 31, 2017	11,587	11,482
Maturity date - June 30, 2036 - 4.12% on December 31, 2018 and 3.01% on December 31, 2017	25,931	25,646
Maturity date - July 7, 2036 - 3.99% on December 31, 2018 and 2.91% on December 31, 2017	17,803	17,642
Maturity date - June 15, 2037 - 4.44% on December 31, 2018 and 3.24% on December 31, 2017	50,278	49,875
Maturity date - September 6, 2037 - 4.17% on December 31, 2018 and 2.94% on December 31, 2017	8,713	8,627
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (f)
Maturity date – March 31, 2031 – 9.50%	46,168	46,100
First Horizon ABS Trusts:
Other collateralized borrowings (g)
Maturity date – October 25, 2034
2.66% on December 31, 2018 and 1.72% on December 31, 2017	2,981	11,226
First Tennessee New Markets Corporation Investments:
Maturity date – October 25, 2018 – 4.97% (e)	—	7,301
Maturity date – February 1, 2033 – 4.97% (e)	—	8,000
Maturity date – August 08, 2036 – 2.38%	2,699	2,699
Total	$1,170,963	$1,218,097

(a)	Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.

(b)	Secured by trust preferred loans.

(c)
Collateralized borrowings associated with SBA loan sales that did not meet sales criteria. The loans have remaining terms of 4 to 26 years. These borrowings had a weighted average interest rate of 3.95 percent and 3.26 percent on December 31, 2018 and 2017, respectively.

(d)	Acquired in conjunction with the acquisition of CBF. A portion qualifies for Tier 2 capital under the risk-based capital guidelines.

(e)	Debt retired during 2018. See Note 21- Variable Interest Entities for additional information.

(f)	A portion qualifies for Tier 2 capital under the risk-based capital guidelines.

(g)	On December 31, 2018 and 2017, borrowings secured by $16.2 million and $24.2 million, respectively, of residential real estate loans.

Schedule of Annual Principal Repayment Requirements	Annual principal repayment requirements as of December 31, 2018 are as follows:

(Dollars in thousands)
2019	$400,000
2020	500,000
2021	—
2022	369
2023	—
2024 and after	312,574